Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE MID-CAP VALUE FUND, INC.
Entity Central Index Key	0001012678
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005473
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Investor Class)	16.30%	12.59%	10.00%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,607,725,000	$ 15,607,725,000	$ 15,607,725,000
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount	$ 63,517,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,607,725 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005474
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	TAMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Advisor Class)	16.02%	12.30%	9.71%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,607,725,000	$ 15,607,725,000	$ 15,607,725,000
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount	$ 63,517,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,607,725 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005475
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	R Class
Trading Symbol	RRMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (R Class)	15.69%	12.03%	9.44%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,607,725,000	$ 15,607,725,000	$ 15,607,725,000
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount	$ 63,517,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,607,725 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159685
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	I Class
Trading Symbol	TRMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Mid-Cap Value Fund (I Class)	16.49%	12.75%	11.23%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	9.17

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,607,725,000	$ 15,607,725,000	$ 15,607,725,000
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount	$ 63,517,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,607,725 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219316
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRTZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Mid-Cap Value Fund (Z Class)	17.25%	23.85%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell Midcap Value Index (Strategy Benchmark)	13.07	19.39

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,607,725,000	$ 15,607,725,000	$ 15,607,725,000
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount	$ 63,517,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,607,725 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless